Equity accounted investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Equity accounted investees	R$ 90,634	R$ 72,090
Income from equity interests in affiliates	R$ (32,040)	R$ (17,384)	R$ (8,764)
Granito
Disclosure of associates [line items]
Percentage in share capital	50.00%	45.00%
Equity accounted investees	R$ 80,233	R$ 62,582
Income from equity interests in affiliates	(32,040)	(17,384)	R$ (8,764)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Equity accounted investees	R$ 10,401	R$ 9,508